Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012
Current Assets:
Cash and cash equivalents	$ 12,905	$ 12,032
Accounts receivable - net	4,910	5,095
Accounts receivable - related party	90
Management and other fees receivable - net	4,282	3,782
Management and other fees receivable - related medical practices - net	1,709	1,311
Costs and estimated earnings in excess of billings on uncompleted contracts	1,159	1,129
Inventories	2,517	2,195
Current portion of notes receivable - net	117	116
Prepaid expenses and other current assets	202	206
Total Current Assets	27,891	25,866
Property and equipment - net	3,123	3,173
Notes receivable	242	276
Other intangible assets - net	3,716	3,835
Other assets	490	465
Total Assets	35,462	33,615
Current Liabilities:
Current portion of long-term debt and capital leases	1,658	1,854
Accounts payable	2,212	2,077
Other current liabilities	8,001	7,693
Unearned revenue on service contracts	5,620	5,475
Unearned revenue on service contracts - related Parties	82
Customer advances	3,898	3,881
Income tax payable	25	100
Total Current Liabilities	21,496	21,080
Long-Term Liabilities:
Accounts payable-non current	25	47
Due to related medical practices	231	229
Long-term debt and capital leases, less current Portion	706	777
Other liabilities	390	401
Total Long-Term Liabilities	1,352	1,454
Total Liabilities	22,848	22,534
STOCKHOLDERS' EQUITY:
Common Stock	1	1
Paid-in capital in excess of par value	174,084	174,084
Accumulated other comprehensive loss	(19)	(20)
Accumulated deficit	(166,882)	(168,334)
Notes receivable from employee stockholders	(69)	(71)
Treasury stock, at cost - 11,643 shares of common stock at March 31, 2012 and June 30, 2011	(675)	(675)
Non controlling interests	6,174	6,096
Total Stockholders' Equity	12,614	11,081
Total Liabilities and Stockholders' Equity	$ 35,462	$ 33,615